CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 15,842	$ 792,416
Prepaid expenses	172,722	343,839
Total Current Assets	188,564	1,136,255
Cash and marketable securities held in Trust Account	230,152,372	230,091,362
TOTAL ASSETS	230,340,936	231,227,617
Liabilities
Current liabilities - accounts payable and accrued expenses	4,375,918	859,811
Warrant liability	11,055,764	25,489,000
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	23,790,892	34,398,811
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.00 per share redemption value	230,000,000	230,000,000
Shareholders' Deficit
Accumulated deficit	(23,450,531)	(33,171,769)
Total Shareholders' Deficit	(23,449,956)	(33,171,194)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	230,340,936	231,227,617
Common Class A Subject To Redemption
Liabilities
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.00 per share redemption value	230,000,000	230,000,000
Class A Common Stock Not Subject to Redemption
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Ordinary shares
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT		231,227,617
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575	$ 575